Summary of accounting policies - Summary of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of year	$ 3,574	$ 3,595	$ 1,214
Charges/ (recoveries) to costs and expenses	(1,054)	(21)	2,440
Deductions/ Write-Offs	(752)	0	(59)
Balance at end of year	$ 1,768	$ 3,574	$ 3,595